Fair Value Hierarchy - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash And Securities Held In Trust Account [Line Items]
Gain loss due to changes in fair value of derivative liabilities						$ (7,108,000)
Impairment of indefinite lived intangible asset	$ 109,000	$ 118,000	$ 253,000	$ 4,722,000	$ 6,026,000	7,308,000
Issuance of warrants			13,747,000
Mines And Other Equipement
Cash And Securities Held In Trust Account [Line Items]
Impairment of long lived assets held for sale			$ 0	0	$ 95,000	424,000
Percentage reduction in the price of bitcoin			52.00%		65.00%
Cryptocurrency
Cash And Securities Held In Trust Account [Line Items]
Indefinite lived intangible asset net	134,000		$ 134,000		$ 51,000	15,050,000
Impairment of indefinite lived intangible asset			273,000		6,026,000	7,308,000
Payable within twelve months crypto currency	59,000		59,000		35,000
Level 3 | Warrant And Derivative Warrant Liabilities
Cash And Securities Held In Trust Account [Line Items]
Gain loss due to changes in fair value of derivative liabilities			(4,598,000)	$ (513,000)	22,948,000	(586,000)
ADIT EDTECH ACQUISITION CORP [Member]
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account	$ 21,522,419		$ 21,522,419		$ 25,041,388	276,115,444
Minimum | ADIT EDTECH ACQUISITION CORP [Member]
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term					3 months
Maximum | ADIT EDTECH ACQUISITION CORP [Member]
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term					1 year
U.S. Money Market | ADIT EDTECH ACQUISITION CORP [Member]
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account						1,000
U.S. Treasury Securities | ADIT EDTECH ACQUISITION CORP [Member]
Cash And Securities Held In Trust Account [Line Items]
Cash held in trust account						$ 276.1